Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per the SEC disclosure rules, and certain measures of Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how our compensation committee makes its decisions. CAP represents a required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the named executive officers’ (“NEO”) realized or earned compensation, as well as from the way in which the compensation committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to equity awards which remain subject to forfeiture if the vesting conditions are not satisfied. As permitted under the rules applicable to Smaller Reporting Companies, we are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation
S-K.

							Year-end Value of $100 Invested on 12/31/2021 in:
Year	Summary Compensation Table Total for Stephen Dilly PEO (Current) ($) (1) )	Summary Compensation Table Total for John J. Nicols PEO (Former) ($) (2)	Compensation Actually Paid for Stephen Dilly PEO (Current) ($) (1)(3)	Compensation Actually Paid for John J. Nicols PEO (Former) ($) (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)(5)	Average Compensation Actually Paid for Non-PEO NEOs ($) (3)(4)(5)	CDXS Total Shareholder Return ($) (6)	Net Income ($)
2024	3,472,920	N/A	6,210,711	N/A	1,307,396	2,177,254	$15.25	(65,276,000)
2023	3,122,215	N/A	1,226,537	N/A	1,935,536	1,010,396	$9.75	(76,240,000)
2022	5,893,151	3,419,955	3,478,533	(3,857,297)	1,925,546	879,422	$14.90	(33,592,000)

(1)	Stephen Dilly has served as President and Chief Executive Officer of the Company since August 2022.
(2)	John J. Nicols served as President and Chief Executive Officer of the Company from June 2012 until his retirement in August 2022.
(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Dilly and Mr. Nicols, and for the average of the other NEOs, is set forth below:

	2024		2023		2022
	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,472,920	1,307,396	3,122,215	1,935,536	5,893,151	3,419,955	1,925,546
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(2,170,407)	(798,682)	(1,756,598)	(1,180,531)	(5,139,542)	(2,521,160)	(1,563,421)
Year-end fair value of unvested awards granted in the current year	3,982,131	1,436,322	891,993	553,478	3,127,949	—	978,796
Year-over-year difference of year-end fair values for unvested awards granted in prior years	760,569	202,019	(702,398)	(186,253)	(158,808)	—	(250,128)

	2024		2023		2022
	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non-PEO NEOs ($)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest	165,498	30,199	(328,675)	(111,834)	(244,217)	(2,208,709)	(211,371)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(2,547,383)	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	2,737,791	869,858	(1,895,678)	(925,140)	(2,414,618)	(7,277,252)	(1,046,124)

Compensation Actually Paid (as calculated)	6,210,711	2,177,254	1,226,537	1,010,396	3,478,533	(3,857,297)	879,422

(4)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Georgia Erbez, Kevin Norrett, Alison Moore, Sriram Ryali and Margaret Nell
Fitzgerald
2023: Sriram Ryali and Kevin Norrett
2022: Ross Taylor, Kevin Norrett, and Margaret Nell Fitzgerald

(5)	Compensation for Alison Moore is inclusive of equity awards received as a non-employee Director of the Company prior to her appointment as the Company’s Chief Technical Officer.

(6)	Cumulative TSR is determined based on the value of an initial fixed investment of $100 as of December 31, 2021, and the reinvestment of all dividends are assumed.

Named Executive Officers, Footnote
(4)	Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Georgia Erbez, Kevin Norrett, Alison Moore, Sriram Ryali and Margaret Nell
Fitzgerald
2023: Sriram Ryali and Kevin Norrett
2022: Ross Taylor, Kevin Norrett, and Margaret Nell Fitzgerald

Adjustment To PEO Compensation, Footnote
(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Dilly and Mr. Nicols, and for the average of the other NEOs, is set forth below:

	2024		2023		2022
	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,472,920	1,307,396	3,122,215	1,935,536	5,893,151	3,419,955	1,925,546
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(2,170,407)	(798,682)	(1,756,598)	(1,180,531)	(5,139,542)	(2,521,160)	(1,563,421)
Year-end fair value of unvested awards granted in the current year	3,982,131	1,436,322	891,993	553,478	3,127,949	—	978,796
Year-over-year difference of year-end fair values for unvested awards granted in prior years	760,569	202,019	(702,398)	(186,253)	(158,808)	—	(250,128)

	2024		2023		2022
	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non-PEO NEOs ($)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest	165,498	30,199	(328,675)	(111,834)	(244,217)	(2,208,709)	(211,371)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(2,547,383)	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	2,737,791	869,858	(1,895,678)	(925,140)	(2,414,618)	(7,277,252)	(1,046,124)

Compensation Actually Paid (as calculated)	6,210,711	2,177,254	1,226,537	1,010,396	3,478,533	(3,857,297)	879,422

Non-PEO NEO Average Total Compensation Amount			$ 1,307,396	$ 1,935,536	$ 1,925,546
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,177,254	1,010,396	879,422
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Dilly and Mr. Nicols, and for the average of the other NEOs, is set forth below:

	2024		2023		2022
	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,472,920	1,307,396	3,122,215	1,935,536	5,893,151	3,419,955	1,925,546
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(2,170,407)	(798,682)	(1,756,598)	(1,180,531)	(5,139,542)	(2,521,160)	(1,563,421)
Year-end fair value of unvested awards granted in the current year	3,982,131	1,436,322	891,993	553,478	3,127,949	—	978,796
Year-over-year difference of year-end fair values for unvested awards granted in prior years	760,569	202,019	(702,398)	(186,253)	(158,808)	—	(250,128)

	2024		2023		2022
	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Average Non-PEO NEOs ($)	Dilly, Stephen ($)	Nicols, John J. ($)	Average Non-PEO NEOs ($)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest	165,498	30,199	(328,675)	(111,834)	(244,217)	(2,208,709)	(211,371)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(2,547,383)	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	2,737,791	869,858	(1,895,678)	(925,140)	(2,414,618)	(7,277,252)	(1,046,124)

Compensation Actually Paid (as calculated)	6,210,711	2,177,254	1,226,537	1,010,396	3,478,533	(3,857,297)	879,422

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income			CAP and Company Net Income
Tabular List, Table
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

•	the Company’s cumulative TSR; and

•	the Company’s Net Income

Total Shareholder Return Amount			$ 15.25	9.75	14.9
Net Income (Loss)			$ (65,276,000)	(76,240,000)	(33,592,000)
Measure:: 1
Pay vs Performance Disclosure
Name			the Company’s cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name			the Company’s Net Income
Stephen Dilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,472,920	3,122,215	5,893,151
PEO Actually Paid Compensation Amount			$ 6,210,711	$ 1,226,537	3,478,533
PEO Name	Stephen Dilly		Stephen Dilly	Stephen Dilly
John J. Nicols [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,419,955
PEO Actually Paid Compensation Amount					(3,857,297)
PEO Name		John J. Nicols
PEO | Stephen Dilly [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,737,791	$ (1,895,678)	(2,414,618)
PEO | Stephen Dilly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,170,407)	(1,756,598)	(5,139,542)
PEO | Stephen Dilly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,982,131	891,993	3,127,949
PEO | Stephen Dilly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			760,569	(702,398)	(158,808)
PEO | Stephen Dilly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Stephen Dilly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,498	(328,675)	(244,217)
PEO | Stephen Dilly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Stephen Dilly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | John J. Nicols [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,277,252)
PEO | John J. Nicols [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,521,160)
PEO | John J. Nicols [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John J. Nicols [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John J. Nicols [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John J. Nicols [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,208,709)
PEO | John J. Nicols [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,547,383)
PEO | John J. Nicols [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			869,858	(925,140)	(1,046,124)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(798,682)	(1,180,531)	(1,563,421)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,436,322	553,478	978,796
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			202,019	(186,253)	(250,128)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,199	(111,834)	(211,371)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0